Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash	$ 5,243,000	$ 11,489,000		$ 2,000
Accounts receivable	490,000	262,000		348,000
Inventories, net	329,000	500,000		517,000
Prepaid expenses and other current assets	106,000	156,000		86,000
Deferred costs, current	1,591,000	1,769,000		238,000
Total current assets	7,759,000	14,176,000		1,191,000
Restricted cash, noncurrent	333,000	0
Deferred costs, noncurrent	3,033,000	0
Deferred costs, noncurrent	112,000	141,000		217,000
Property and equipment, net	3,652,000	4,210,000		5,251,000
Right of use asset, net	2,907,000
Total assets	17,796,000	18,527,000		6,659,000
Current liabilities:
Notes payable		0		743,000
Accounts payable	2,081,000	426,000		2,281,000
Accrued expenses and Accrued liabilities	1,907,000	1,294,000		805,000
Deferred revenue, current	1,706,000	2,363,000		116,000
Operating Lease, Liability, Current	514,000	0
Other liabilities, current	0	85,000		0
Total current liabilities	6,208,000	4,168,000		3,945,000
Deferred revenue, noncurrent	404,000	501,000		1,545,000
Operating lease liabilities, noncurrent	2,652,000	0
Total liabilities	9,264,000	4,669,000		5,490,000
Stockholders' equity:
Common stock value	1,000	1,000		1,000
Additional paid-in capital	91,117,000	89,258,000		66,673,000
Accumulated deficit	(82,586,000)	(75,401,000)		(65,505,000)
Total shareholders' deficit	8,532,000	13,858,000		1,169,000
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	17,796,000	18,527,000		$ 6,659,000
Kensington Capital Acquisition Corp. IV [Member]
Current assets:
Cash	1,966,389	77,151
Prepaid expenses	223,380
Total current assets	2,189,769	77,151
Deferred costs, noncurrent		307,243
Prepaid expenses - long-term	108,333
Investments held in Trust Account	230,294,899
Total assets	232,593,001	384,394
Current liabilities:
Accounts payable	29,673	63,628
Accrued expenses and Accrued liabilities	1,154,373	155,077
Note payable - related party		200,000
Total current liabilities	1,184,046	418,705
Derivative warrant liabilities	11,310,000
Deferred underwriting fees	8,050,000	7,000,000
Working Capital Loan - related party	200,000
Total liabilities	20,744,046	418,705
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 23,000,000 and -0- shares at redemption value	230,194,899
Stockholders' equity:
Preference shares
Common stock value
Additional paid-in capital		24,014
Accumulated deficit	(18,346,930)	(59,311)
Total shareholders' deficit	(18,345,944)	(34,311)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	232,593,001	384,394
Common Class A [Member] | Kensington Capital Acquisition Corp. IV [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption; 23,000,000 and -0- shares at redemption value	230,194,899
Stockholders' equity:
Common stock value
Common Class B [Member] | Kensington Capital Acquisition Corp. IV [Member]
Stockholders' equity:
Common stock value	$ 986	$ 986	[1]

[1]	This number includes up to 1,285,714 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.